RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

13.   RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2024:

Name of related parties	Relationship with the Group
JD, its subsidiaries and affiliated entities (“JD Group”)(1)	Controlling Shareholder of the Company
Walmart, its subsidiaries and affiliates (“Walmart Group”)(2)	Shareholder of the Company
(1)	JD Group primarily consist of JD and its subsidiaries. Starting from February 2022, Yonghui Group, an affiliated entity of JD, became a related party of the Group after JD became the controlling shareholder of the Company.
(2)	In September 2024, JD Group acquired all of the shares held in the Company by Walmart Group. Following the transaction, JD Group owned 63.2% of the Company’s outstanding shares and Walmart Group ceased to be the Group’s related party.
(a)	The Group entered into the following transactions with the major related parties:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenues
Services to JD Group(1)	1,900,540	2,576,662	2,373,180
Services to Walmart Group(2)	2,027,548	2,161,444	1,609,761
Operating expenses
Operational support services from JD Group(1)	664,612	642,910	627,942
Purchases from JD Group	39,439	10,908	—
(1)	The services revenues from JD Group primarily consist of revenues from delivery services, platform services, technology support service and promotion services.

JD Group also provides certain operational supporting services to the Group, such as referral traffic services with JD Group and cloud server service.The service fee is confirmed with the Group on a monthly basis.

In addition, the Group entered into the purchase agreement with JD Group in August 2016 to purchase goods from JD Group for sale on Dada NOW. The purchase agreement has an initial term of one year, remains valid till other replacement agreement is signed by both parties.

Yonghui Group, as an equity method investee of JD, became a related party of the Group in February 2022. The services revenues from Yonghui Group primarily consist of on-demand retail platform services revenues and delivery services revenues under the service agreement with Yonghui Group. The on-demand retail platform services revenues primarily consist of commission fees based on a pre-determined percentage charged to Yonghui Group for participating in the Group’s online marketplace. The Group also fulfills the delivery needs of Yonghui Group on JD NOW where the Group acts as a principal. Revenues are recognized on a gross basis at a pre-determined amount for each completed delivery.

(2)	The services revenues from Walmart Group primarily consist of on-demand retail platform services revenues and delivery services revenues under service agreement with Walmart Group. The on-demand retail platform services revenues primarily consist of commission fees based on a pre-determined percentage charged to Walmart Group for participating in the Group’s online marketplace. The Group also fulfills the delivery needs of Walmart Group where the Group acts as a principal. Revenues are recognized on a gross basis at a pre-determined amount for each completed delivery.

13.   RELATED PARTY TRANSACTIONS – continued

(b)   The Group had the following balances with the major related parties:

	As of December 31,
	2023	2024
	RMB	RMB
Current assets:
Amount due from JD Group	763,106	625,997
Amount due from Walmart Group	523,974	—
Total	1,287,080	625,997
Current liabilities:
Amount due to JD Group(1)	133,018	—
Amount due to Walmart Group(2)	57,021	—
Total	190,039	—
(1)	Amount due to JD Group includes cost for referral traffic under omni-channel collaboration with JD Group, cloud server service fee, and cash collected from consumers on behalf of JD Group when the Group performs on-demand retail platform services. In 2024, the Company entered into an agreement with JD Group for settlement rules between the Company and JD Group to settle the considerations raised from different transactions on a net basis for each entity within JD Group.
(2)	Amount due to Walmart Group includes cash collected from consumers on behalf of Walmart when the Group performs on-demand retail platform services.